FIRST AMERICAN FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2004
                          AS SUPPLEMENTED APRIL 1, 2005

                           GOVERNMENT OBLIGATIONS FUND
                             PRIME OBLIGATIONS FUND
                            TAX FREE OBLIGATIONS FUND
                            TREASURY OBLIGATIONS FUND
                              TREASURY RESERVE FUND
                         U.S. TREASURY MONEY MARKET FUND



         This Statement of Additional Information relates to Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, Treasury Reserve Fund and U.S. Treasury Money Market Fund (collectively, the "Funds"), each of which is a series of First American Funds, Inc. ("FAF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated December 1, 2004. The financial statements included as part of the Funds' Annual Report to shareholders for the fiscal year ended September 30, 2004 are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of Prospectuses or the Funds' Annual Report at no charge, write the Funds' distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.



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                                TABLE OF CONTENTS
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GENERAL INFORMATION..................................................................................................1

INVESTMENT RESTRICTIONS..............................................................................................2
         Fundamental Investment Restrictions.........................................................................2
         Non-Fundamental Investment Restrictions.....................................................................3
         Additional Restrictions.....................................................................................3

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS...................................................................4
         Municipal Securities........................................................................................4
         Loan Participations.........................................................................................5
         Section 4(2) and Rule 144A Securities.......................................................................5
         Foreign Securities..........................................................................................6
         United States Government Securities.........................................................................6
         Repurchase Agreements.......................................................................................7
         Credit Enhancement Agreements...............................................................................7
         Put Options.................................................................................................7
         Variable and Floating Rate Obligations......................................................................7
         Bank Obligations............................................................................................7
         Lending of Portfolio Securities.............................................................................8
         When-Issued and Delayed Delivery Securities.................................................................8
         Money Market Funds..........................................................................................8

PORTFOLIO TURNOVER...................................................................................................9

DIRECTORS AND OFFICERS...............................................................................................9
         Independent Directors.......................................................................................9
         Officers....................................................................................................11
         Standing Committees of the Board of Directors...............................................................12
         Fund Shares Owned by the Directors..........................................................................14
         Approval of Investment Advisory Contract....................................................................14
         Compensation................................................................................................16

CODE OF ETHICS.......................................................................................................17

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS.................................................................17
         Investment Advisor..........................................................................................17
         Additional Payments to Financial Institutions...............................................................18
         Administrator...............................................................................................20
         Distributor.................................................................................................21
         Custodian and Auditors......................................................................................24

PROXY VOTING POLICIES AND PROCEDURES.................................................................................24

PORTFOLIO TRANSACTIONS...............................................................................................29

CAPITAL STOCK........................................................................................................30

NET ASSET VALUE AND PUBLIC OFFERING PRICE............................................................................36

VALUATION OF PORTFOLIO SECURITIES....................................................................................37
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TAXES    ............................................................................................................37

ADDITIONAL INFORMATION ABOUT BUYING AND SELLING SHARES...............................................................38
         Additional Charges..........................................................................................38
         Selling Shares By Telephone.................................................................................38
         Selling Shares By Mail......................................................................................39
         Selling Shares By Checking Account..........................................................................39
         Redemption Before Purchase Instruments Clear................................................................39

SHORT-TERM RATINGS...................................................................................................40

FINANCIAL STATEMENTS.................................................................................................40
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                               GENERAL INFORMATION

         First American Funds, Inc. ("FAF") was incorporated in the State of Minnesota under the name "First American Money Fund, Inc." The Board of Directors and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name "First American Money Fund, Inc." be changed to "First American Funds, Inc."

         As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in six series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this Statement of Additional Information relates are named on the cover. These series are referred to in this Statement of Additional Information as the "Funds."

         Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in eight classes: Class A, Class B, Class C, Class D, Class I, Class Y, Class Z and Piper Jaffray shares. Government Obligations Fund, Tax Free Obligations Fund and Treasury Obligations Fund offer their shares in five classes: Class A, Class D, Class Y, Class Z and Piper Jaffray shares. U.S. Treasury Money Market Fund offers its shares in four classes: Class A, Class D, Class Y and Class Z. Treasury Reserve Fund offers its shares in one class. Prior to December 1, 2003, the Piper Jaffray shares were named "Class A" shares and the Class A shares were named "Class S" shares. The various classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the 1940 Act, as amended (the "1940 Act"), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified company.

         FAF has prepared and will provide a separate Prospectus relating to the Class A, Class B and Class C shares, the Class D shares, the Class I shares, the Class Y shares, the Class Z shares, and the Piper Jaffray shares of the Funds, and a separate prospectus for the Treasury Reserve Fund. These Prospectuses can be obtained by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, or by calling First American Funds Investor Services at 800 677-FUND.

         The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board of Directors convene shareholders' meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board of Directors shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 40 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

         This Statement of Additional Information may also refer to affiliated investment companies, including: First American Investment Funds, Inc. ("FAIF"); First American Strategy Funds, Inc. ("FASF"); First American Insurance Portfolios, Inc. ("FAIP"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.), collectively referred to as the First American Closed-End Funds ("FACEF"). The shareholders of FAIP approved the liquidation of the seven portfolios included in such investment company at a meeting held August 17, 2004, and such liquidations were consummated in August and September 2004.


                                       1


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                             INVESTMENT RESTRICTIONS

         Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently requires that, as a diversified fund, a Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

         In addition to the investment objective and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 6 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

FUNDAMENTAL INVESTMENT RESTRICTIONS

         None of the Funds will:

         1. Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions, are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

         3. Purchase physical commodities or contracts relating to physical commodities.

         4. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

         5. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

         6. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

--------------------------------------------------------------------------------

         For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry.

         For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not


                                       2

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including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

         For purposes of applying the limitation set forth in number 6 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Fund currently does not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 (as discussed below under "Additional Restrictions") would be deemed to be loans.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         The following restrictions are non-fundamental and may be changed by FAF's Board of Directors without a shareholder vote.

         The Funds will not:

         1.       Sell securities short.

         2. Borrow money in an amount exceeding 10% of a Fund's total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

         3. Invest more than 10% of their net assets in illiquid securities.

ADDITIONAL RESTRICTIONS

         The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank.

         FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the Securities and Exchange Commission under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Advisor. U.S. Treasury Money Market Fund will not invest in repurchase agreements.

         FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the Securities and Exchange Commission which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending fund on one business day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of Directors of the participating funds.

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         The Funds are subject to the investment restrictions of Rule 2a-7 under the 1940 Act in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain an average weighted maturity of not more than 90 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to United States dollar-denominated investments that (a) present "minimal credit risk" and (b) are at the time of acquisition "Eligible Securities." Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations ("NRSROs") in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's"), or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). It is the responsibility of the Board of Directors of FAF to determine that the Funds' investments present only "minimal credit risk" and are Eligible Securities. The Board of Directors of FAF has established written guidelines and procedures for the Advisor and oversees the Advisor's determination that the Funds' portfolio securities present only "minimal credit risk" and are Eligible Securities.

         Rule 2a-7 requires, among other things, that each Fund may not invest, other than in United States "Government Securities" (as defined in the 1940
Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in United States Government securities, (a) more than 5% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than the greater of 1% of its total assets or $1,000,000 in Second Tier Securities of any one issuer.


               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

         The principal investment strategies of the Funds are set forth in the Funds' current Prospectuses under "Fund Summaries." This section describes in additional detail certain of the Funds' principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. However, in the absence of an affirmative limitation, a Fund may utilize any strategy or technique that is consistent with its investment objective. The Funds do not anticipate that any such strategy or technique would exceed 5% of its assets absent specific identification of that practice. Additional information concerning the Funds' investment restrictions is set forth above under "Investment Restrictions."

         If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

         The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund's portfolio are purchased with and payable in United States dollars.

MUNICIPAL SECURITIES

         Tax Free Obligations Fund invests in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivision.

         Two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

         Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Fund may invest.

         Tax Free Obligations Fund's investment in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax.

         In addition, Tax Free Obligations Fund may invest in other federal income tax-free securities such as (i) tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes and (iv) participation, trust and partnership interests in any of the foregoing obligations.

         Tax Free Obligations Fund may also invest up to 20% of its total assets in municipal securities, the interest on which is treated as an item of tax preference that is included in alternative minimum taxable income for purposes of calculating the alternative minimum tax.

LOAN PARTICIPATIONS

         Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, a Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund's non-fundamental policy limiting investments in illiquid securities to not more than 10% of net assets.

SECTION 4(2) AND RULE 144A SECURITIES

         The securities in which Prime Obligations Fund and Tax Free Obligations Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933. Such securities, if they meet the criteria for liquidity established by the Board of Directors, will be considered liquid. Consequently, Prime Obligations Fund and Tax Free Obligations Fund do not intend to subject such securities to the 10% limitation applicable to investments in illiquid securities. Investing in Rule


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144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

FOREIGN SECURITIES

         Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations. In addition, the obligations in which Tax Free Obligations Fund may be guaranteed by, or backed by letters of credit issued by, foreign banks or corporations.

         Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

         In addition, there may be less publicly available information about a foreign bank or company than about a United States domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

UNITED STATES GOVERNMENT SECURITIES

         Each Fund may invest in securities issued or guaranteed as to principal or interest by the United States government, or agencies or instrumentalities of the United States Government. Making such investments is a principal investment strategy for each Fund other than Tax Free Obligations Fund. These investments include direct obligations of the United States Treasury such as United States Treasury bonds, notes, and bills. The Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund may invest in securities, such as notes, bonds, and discount notes which are issued or guaranteed by agencies of the United States Government and various instrumentalities which have been established or sponsored by the United States Government. Except for United States Treasury securities, these United States Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

         United States Treasury obligations include bills, notes and bonds issued by the United States Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS"). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying United

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States Treasury obligations. A Fund's investments in STRIPS will be limited to components with maturities of less than 397 days and the Funds will not actively trade such components.

REPURCHASE AGREEMENTS

         Each Fund other than U.S. Treasury Money Market Fund may engage in repurchase agreements with respect to any of its portfolio securities as a principal investment strategy. U.S. Treasury Money Market Fund may not enter into repurchase agreements. In a repurchase agreement, a Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a mutually agreed upon time and price. The Funds may engage in repurchase agreements with any member bank of the Federal Reserve System or dealer in United States Government securities. Repurchase agreements usually are for short periods, such as under one week, not to exceed 30 days. In all cases, the Advisor must be satisfied with the creditworthiness of the other party to the agreement before entering into a repurchase agreement. In the event of bankruptcy of the other party to a repurchase agreement, a Fund might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Fund purchased may have decreased, the Fund could experience a loss.

CREDIT ENHANCEMENT AGREEMENTS

         Prime Obligations Fund and Tax Free Obligations Fund, as a non-principal investment strategy, may arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, "Guarantees") for the purpose of further securing the payment of principal and/or interest on such Funds' investment securities. Although each investment security, at the time it is purchased, must meet such Funds' creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, "Guarantors") when the Advisor, through yield and credit analysis, deems that credit enhancement of certain of such Funds' securities is advisable. As a non-fundamental policy, Prime Obligations Fund and Tax Free Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of such Fund's total assets.

PUT OPTIONS

         Prime Obligations Fund and Tax Free Obligations Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a "put," may be sold, transferred or assigned only with the underlying security or securities. A Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Funds to be as fully invested as practicable securities while at the same time providing the Funds with appropriate liquidity.

VARIABLE AND FLOATING RATE OBLIGATIONS

         Certain of the obligations in which Prime Obligations Fund, Government Obligations Fund and Tax Free Obligations Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice. Variable or floating rate instruments with a demand feature enable the Fund to purchase instruments with a stated maturity in excess of 397 calendar days. The Funds determines the maturity of variable or floating rate instruments in accordance with Securities and Exchange Commission ("SEC") rules that allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

BANK OBLIGATIONS

         As noted in the Prospectuses, Prime Obligations Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, and bankers' acceptances. In connection with Prime Obligation

Fund's purchase of variable rate certificates of deposit ("CDs"), the Fund may enter into agreements with banks or dealers allowing the Fund to resell the certificates to the bank or dealer, at the Fund's option. Time deposits which may be purchased by the Fund are deposits held in foreign branches of United States banks which have a specified term or maturity. The Fund purchases CDs from only those domestic savings and loan institutions which are regulated by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC"), and whose deposits are insured by either the Savings Association Insurance Fund or the Bank Insurance Fund, each of which is administered by the FDIC. However, because the Fund purchases large denomination CDs, it does not expect to benefit materially from such insurance.

LENDING OF PORTFOLIO SECURITIES

         In order to generate additional income, each of the Funds other than U.S. Treasury Money Market Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, bank or other institutional borrowers of securities. Only Government Obligations Fund does so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder's gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

         U.S. Bancorp Asset Management may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting it to provide such services and receive such compensation.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

         Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will also establish a segregated account with its custodian in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund's net assets would be so invested.

MONEY MARKET FUNDS

         Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. U.S. Treasury Money Market Fund invests in the securities of other money market funds as a principal investment strategy. The other Funds do so as a non-principal investment strategy. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor. Investments by a Fund in other money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC.


                               PORTFOLIO TURNOVER

         The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in "Investment Restrictions" and "Additional Information Concerning Fund Investments" and, as set forth "Fund Summaries" sections of the Funds' Prospectuses, each Fund's portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, and, therefore, each Fund's turnover rate for reporting purposes will be zero.


                        DIRECTORS AND EXECUTIVE OFFICERS


         The directors and executive officers of FAF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FAF's Board of Directors is generally responsible for the overall operation and management of FAF. The Board of Directors consists entirely of directors who are not "interested persons" of FAF, as that term is defined in the 1940 Act ("Independent Directors").

INDEPENDENT DIRECTORS

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS IN       OTHER
NAME, ADDRESS,    POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
AND YEAR OF       HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
BIRTH             WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Benjamin R.       Director    Term expiring earlier    Retired; Senior Financial      First American      None
Field III,                    of death, resignation,   Advisor, Bemis Company, Inc.   Funds Complex:
P.O. Box 1329,                removal,                 from 2002 to March 2003;       eleven registered
Minneapolis,                  disqualification, or     Senior Vice President, Chief   investment
Minnesota                     successor duly elected   Financial Officer and          companies,
55440-1329                    and qualified.           Treasurer, Bemis, through      including 56
(1938)                        Director of FAF since    2002                           portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Mickey P. Foret,  Director    Term expiring earlier    Consultant to Northwest        First American      ADC
P.O. Box 1329,                of death, resignation,   Airlines, Inc. since 2002;     Funds Complex:      Telecommunications,
Minneapolis,                  removal,                 Executive Vice President and   eleven registered   Inc.; URS
Minnesota                     disqualification, or     Chief Financial Officer,       investment          Corporation
55440-1329                    successor duly elected   Northwest Airlines, through    companies,          (an engineering
(1945)                        and qualified.           2002                           including 56        firm); Mair
                              Director of FAF since                                   portfolios          Holdings Inc.
                              September 2003                                                              (a regional
                                                                                                          airlines holding
                                                                                                          company)
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS IN       OTHER
NAME, ADDRESS,    POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
AND YEAR OF       HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
BIRTH             WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Roger A.          Director    Term expiring earlier    Retired; Vice President,       First American      None
Gibson,                       of death, resignation,   Cargo - United Airlines,       Funds Complex:
P.O. Box 1329,                removal,                 from July 2001 through July    eleven registered
Minneapolis,                  disqualification, or     2004; Vice President, North    investment
Minnesota                     successor duly elected   America-Mountain Region for    companies,
55440-1329                    and qualified.           United Airlines (1995-2001)    including 56
(1946)                        Director of FAF since                                   portfolios
                              October 1997
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Victoria J.       Director    Term expiring earlier    Investment consultant and      First American      None
Herget,                       of death, resignation,   non-profit board member        Funds Complex:
P.O. Box 1329,                removal,                 since 2001; Managing           eleven registered
Minneapolis,                  disqualification, or     Director of Zurich Scudder     investment
Minnesota                     successor duly elected   Investments through 2001       companies,
55440-1329                    and qualified.                                          including 56
(1951)                        Director of FAF since                                   portfolios
                              September 2003
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Leonard W.        Director    Term expiring earlier    Owner, Executive and           First American      None
Kedrowski,                    of death, resignation,   Management Consulting, Inc.,   Funds Complex:
P.O. Box 1329,                removal,                 a management consulting        eleven registered
Minneapolis,                  disqualification, or     firm; Board member, GC         investment
Minnesota                     successor duly elected   McGuiggan Corporation (DBA     companies,
55440-1329                    and qualified.           Smyth Companies), a label      including 56
(1941)                        Director of FAF since    printer; former Chief          portfolios
                              November 1993            Executive Officer, Creative
                                                       Promotions International,
                                                       LLC, a promotional award
                                                       programs and products
                                                       company, through October
                                                       2003; Advisory Board Member,
                                                       Designer Doors, a
                                                       manufacturer of designer
                                                       doors, through 2002
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Richard K.        Director    Term expiring earlier    Retired; Director, President   First American      Cleveland-Cliffs
Riederer,                     of death, resignation,   and Chief Executive Officer,   Funds Complex:      Inc (a
P.O. Box 1329,                removal,                 Weirton Steel through 2001     eleven registered   producer of
Minneapolis,                  disqualification, or                                    investment          iron ore
Minnesota                     successor duly elected                                  companies,          pellets)
55440-1329                    and qualified.                                          including 56
(1944)                        Director of FAF since                                   portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Joseph D.         Director    Term expiring earlier    Owner and President, Strauss   First American      None
Strauss,                      of death, resignation,   Management Company,  a         Funds Complex:
P.O. Box 1329,                removal,                 Minnesota holding company      eleven registered
Minneapolis,                  disqualification, or     for various organizational     investment
Minnesota                     successor duly elected   management business            companies,
55440-1329                    and qualified.           ventures; Owner, Chairman      including 56
(1940)                        Director of FAF since    and Chief Executive Officer,   portfolios
                              September 1991           Community Resource
                                                       Partnerships, Inc., a
                                                       corporation engaged in
                                                       strategic planning,
                                                       operations management,
                                                       government relations,
                                                       transportation planning and
                                                       public relations; attorney
                                                       at law; Partner and
                                                       Chairman, Excensus, LLC, a
                                                       demographic services company
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
Virginia L.       Chair;      Chair term three         Owner and President,           First American      None
Stringer,         Director    years.  Director term    Strategic Management           Funds Complex:
P.O. Box 1329,                expiring earlier of      Resources, Inc.,  a            eleven registered
Minneapolis,                  death, resignation,      management consulting firm;    investment
Minnesota                     removal,                 Executive Consultant for       companies,
55440-1329                    disqualification, or     State Farm Insurance Cos.      including 56
(1944)                        successor duly elected                                  portfolios
                              and qualified. Chair
                              of FAF's Board since
                              September 1997;
                              Director of FAF since
                              September 1987
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------

                                       10

----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
                                                                                      NUMBER OF
                                                                                      PORTFOLIOS IN       OTHER
NAME, ADDRESS,    POSITION(S) TERM OF OFFICE                                          FUND COMPLEX        DIRECTORSHIPS
AND YEAR OF       HELD        AND LENGTH OF            PRINCIPAL OCCUPATION(S)        OVERSEEN BY         HELD BY
BIRTH             WITH FUND   TIME SERVED              DURING PAST 5 YEARS            DIRECTOR            DIRECTOR*
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------
James M. Wade,    Director    Term expiring earlier    Owner and President, Jim       First American      None
P.O. Box 1329,                of death, resignation,   Wade Homes, a homebuilding     Funds Complex:
Minneapolis,                  removal,                 company, since 1999            eleven registered
Minnesota                     disqualification, or                                    investment
55440-1329                    successor duly elected                                  companies,
(1943)                        and qualified.                                          including 56
                              Director of FAF since                                   portfolios
                              August 2001
----------------- ----------- ------------------------ ------------------------------ ------------------- -------------


* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.


OFFICERS

----------------------- ----------------- -------------------- --------------------------------------------------------
                                          TERM OF OFFICE
NAME, ADDRESS, AND      POSITION(S) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------- ----------------- -------------------- --------------------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of U.S. Bancorp Asset
Jr., U.S. Bancorp                         Board annually;      Management, Inc. since May 2001; Chief Executive
Asset Management,                         President of FAF     Officer of First American Asset Management from
Inc.,                                     since February 2001  December 2000 through May 2001 and of Firstar
800 Nicollet Mall,                                             Investment & Research Management Company from February
Minneapolis,                                                   2001 through May 2001; Senior Managing Director and
Minnesota 55402                                                Head of Equity Research of U.S. Bancorp Piper Jaffray
(1962) *                                                       from October 1998 through December 2000; prior to
                                                               October 1988, Senior Airline Analyst and a Director in
                                                               the Research Department, Credit Suisse First Boston
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      - Investments     Board annually;      Management, Inc. since September 2001; President and
Management, Inc.                          Vice President  -    Chief Investment Officer, ING Investment Management -
800 Nicollet Mall,                        Investments of FAF   Americas (September 2000 to June 2001); Senior Vice
Minneapolis,                              since September      President and Chief Investment Officer, ReliaStar
Minnesota 55402                           2001                 Financial Corp. (January 1998 to September 2000)
(1960) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of U.S. Bancorp Asset Management
U.S. Bancorp Asset      - Administration  Board annually;      since May 2001; prior thereto, Senior Vice President
Management, Inc.                          Vice President -     of First American Asset Management
800 Nicollet Mall,                        Administration of
Minneapolis,                              FAF since March
Minnesota 55402                           2000
(1956) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Charles D. Gariboldi,   Treasurer         Re-elected by the    Mutual funds treasurer, U.S. Bancorp Asset Management,
U.S. Bancorp Asset                        Board annually;      Inc., since October 2004; prior thereto, vice president
Management, Inc.                          Treasurer of FAF     for investment accounting and fund treasurer of
800 Nicollet Mall,                        since December 2004  Thrivent Financial for Lutherans
Minneapolis,
Minnesota 55402
(1959) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
David H. Lui,           Chief Compliance  Re-elected by the    Chief Compliance Officer of U.S. Bancorp Asset
U.S. Bancorp Asset      Officer           Board annually;      Management, Inc. since March 2005; prior thereto,
Management, Inc.                          Chief Compliance     Chief Compliance Officer for Franklin Advisors, Inc.
800 Nicollet Mall,                        Officer of FAF       and Chief Compliance Counsel for Franklin Templeton
Minneapolis, MN 55402                     since                Investments since 2004; prior thereto, Chief
(1960) *                                  March 2005           Compliance Counsel and Head of Institutional
                                                               Compliance, Charles Schwab & Co., Inc. (1992 to 2004)
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
                                          TERM OF OFFICE
NAME, ADDRESS, AND      POSITION(S) HELD  AND LENGTH OF
YEAR OF BIRTH           WITH FUND         TIME SERVED          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------- ----------------- -------------------- --------------------------------------------------------
Kathleen L.             Secretary         Re-elected by the    Deputy General Counsel, U.S. Bancorp Asset Management
Prudhomme,                                Board annually;      since November 2004; prior thereto, Partner, Dorsey &
U.S. Bancorp Asset                        Secretary of FAF     Whitney LLP, a Minneapolis- based law firm
Management, Inc.                          since December
800 Nicollet Mall,                        2004; Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402                           from September
(1953) *                                  1998 through
                                          December 2004
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Brett L. Agnew,         Assistant         Re-elected by the    Attorney, U.S. Bancorp Asset Management, Inc., since
U.S. Bancorp Asset      Secretary         Board annually;      August 2004; Senior Counsel, Thivent Financial for
Management, Inc.                          Assistant            Lutherans from 2001 to 2004; prior therto, consultant,
800 Nicollet Mall,                        Secretary of FAF     Principal Financial Group
Minneapolis,                              since December
Minnesota 55402                           2004
(1971) *
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James D. Alt,           Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis- based
50 South Sixth          Secretary         Board annually;      law firm
Street, Suite 1500,                       Assistant
Minneapolis,                              Secretary of FAF
Minnesota 55402 (1951)                    since December
                                          2004; Secretary
                                          of FAF from June
                                          2002 through
                                          December 2004;
                                          Assistant
                                          Secretary of FAF
                                          from September
                                          1998 through June
                                          2002
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                     Assistant            UMB Fund Services, Inc. through March 2002
53202 (1957)                              Secretary of FAF
                                          since September
                                          June 2003
----------------------- ----------------- -------------------- --------------------------------------------------------

----------------------- ----------------- -------------------- --------------------------------------------------------
Douglas G. Hess,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                     Assistant            President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                            Secretary of FAF     Fund Services LLC
                                          since September
                                          2001
----------------------- ----------------- -------------------- --------------------------------------------------------


* Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui and Agnew and Ms. Prudhomme are each officers of U.S. Bancorp Asset Management, Inc., which serves as investment advisor for FAF. Messrs. Arnold and Hess are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Co-Administrator for FAF.


STANDING COMMITTEES OF THE BOARD OF DIRECTORS

         There are currently three standing committees of the FAF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee. References to the "Funds" in the committee descriptions below are to the Fund and each of the other series of FAF. All committee members are Independent Directors.


---------------- ------------------------------------------------ ---------------------------- ------------------------
                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING FAF'S
                                                                                                  FISCAL YEAR ENDED
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS               9/30/04
---------------- ------------------------------------------------ ---------------------------- ------------------------
Audit Committee  The purposes of the Committee are (1) to          Leonard Kedrowski (Chair)              6
                 oversee the Funds' accounting and financial            Benjamin Field
                 reporting policies and practices, their                 Mickey Foret
                 internal controls and, as appropriate, the            Virginia Stringer
                 internal controls of certain service                    (ex-officio)
                 providers; (2) to oversee the quality of the
                 Funds' financial statements and the
                 independent audit thereof; (3) to assist Board
                 oversight of the Funds' compliance with legal
                 and regulatory requirements; and (4) to act as
                 a liaison between the Funds' independent
                 auditors and the full Board of Directors.  The
                 Audit Committee, together with the Board of
                 Directors, has the ultimate authority and
                 responsibility to select, evaluate and, where
                 appropriate, replace the outside auditor (or
                 to nominate the outside auditor to be proposed
                 for shareholder approval in any proxy statement).
---------------- ------------------------------------------------ ---------------------------- ------------------------

                                       12

---------------- ------------------------------------------------ ---------------------------- ------------------------
                                                                                               NUMBER OF FUND COMPLEX
                                                                                                 COMMITTEE MEETINGS
                                                                                                  HELD DURING FAF'S
                                                                                                  FISCAL YEAR ENDED
                               COMMITTEE FUNCTION                      COMMITTEE MEMBERS               9/30/04
---------------- ------------------------------------------------ ---------------------------- ------------------------
Pricing          The Committee is responsible for valuing           Joseph Strauss (Chair)                5
Committee        portfolio securities for which market                  Victoria Herget
                 quotations are not readily available, pursuant           James Wade
                 to procedures established by the Board of             Virginia Stringer
                 Directors.                                              (ex-officio)
---------------- ------------------------------------------------ ---------------------------- ------------------------

---------------- ------------------------------------------------ ---------------------------- ------------------------
Governance       The Committee has responsibilities relating to    Richard Riederer (Chair)               5
Committee        (1) Board and Committee composition                     Roger Gibson
                 (including, interviewing and recommending to           Victoria Herget
                 the Board nominees for election as directors;         Virginia Stringer
                 reviewing Board composition to determine the            (ex-officio)
                 appropriateness of adding individuals with
                 different backgrounds or skills; reviewing the
                 independence of all independent directors;
                 reporting to the Board on which current and
                 potential members of the Audit Committee
                 qualify as Audit Committee Financial Experts;
                 recommending a successor to the Board Chair
                 when a vacancy occurs; and consulting with the
                 Board Chair on Committee assignments);
                 (2) Committee structure and governance
                 (including, at least annually, reviewing each
                 Committee's structure and reviewing each
                 Committee's charter and suggesting changes
                 thereto); (3) director education (including
                 developing an annual education calendar;
                 monitoring independent director attendance at
                 educational seminars and conferences; and
                 developing and conducting orientation sessions
                 for new independent directors); and 4) governance
                 practices (including reviewing and making
                 recommendations regarding director compensation
                 and director expenses; monitoring director
                 investments in the Funds; monitoring compliance
                 with director retirement policies; assisting in
                 the Board self-evaluation process; assisting in
                 the evaluation of Board support by management,
                 Fund counsel and counsel to the independent
                 directors; evaluating legal support provided to
                 the Funds and the directors; reviewing the
                 Board's adherence to industry "best practices;"
                 and reviewing and recommending changes in Board
                 governance policies, procedures and practices).
---------------- ------------------------------------------------ ---------------------------- ------------------------



         The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

         A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Riederer), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

         o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         o a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

         o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

         o the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

         The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

         The information in the table below discloses the dollar ranges of (i) each director's beneficial ownership in the Fund, and (ii) each director's aggregate beneficial ownership in all funds within the First American Funds complex. All of the directors of FAF are Independent Directors.


---------------------------------------------------------------------------------------------------------------------
    NAME OF DIRECTOR      DOLLAR RANGE OF EQUITY SECURITIES IN FUND         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                    SECURITIES IN THE FIRST AMERICAN FUNDS COMPLEX*
---------------------------------------------------------------------------------------------------------------------
Benjamin Field                               $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Mickey Foret                                 $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Leonard Kedrowski                            $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
Roger Gibson                                 $0                                     $10,001-$50,000
---------------------------------------------------------------------------------------------------------------------
Victoria Herget                              $0                                            $0
---------------------------------------------------------------------------------------------------------------------
Joseph Strauss                               $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
Richard Riederer                             $0                                     $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
Virginia Stringer                            $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------
James Wade                                   $0                                      Over $100,000
---------------------------------------------------------------------------------------------------------------------


* The dollar range disclosed is based on the value of the securities as of December 31, 2003.

         As of December 31, 2003, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

APPROVAL OF INVESTMENT ADVISORY CONTRACT

         The Board of Directors last reviewed the Advisory Agreement and approved its continuation on June 9, 2004. In connection with its re-approval, the Board of Directors reviewed and considered the following factors with respect to each Fund:

         o the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund (which the Board believed are comprehensive in light of the nature of the Funds);

         o the structure and rate of the fees charged by the Advisor under the Advisory Agreement (both before and after fee waivers by the Advisor), as compared to the advisory fees paid by similar funds managed by other investment advisors and to the advisory fees charged by the Advisor to its non-Fund investment advisory clients (with the Board believing that the Funds' fees are reasonable);

         o the historical profitability of the Advisory Agreement to the Advisor with respect to the Fund, and the historical profitability to the Advisory of its non-Fund investment advisory relationships (with the Board believing that profitability with respect to the Fund was reasonable in light of the services provided);

         o the other benefits which may be received by the Advisor and its affiliates in providing services to the Fund (including the revenues received by the Advisor and its affiliates for providing administrative, distribution, custodial, and securities lending services to the Funds);

         o the Advisor's commitment to conduct a study of the economies of scale it realizes in providing investment advisory services to the Funds, and to present the results of this study and its recommendations concerning additional advisory fee "breakpoints" to the Board of Directors;

         o the Advisor's current and intended investments in systems and personnel to enhance its compliance function, and its commitment to quantify these investments for the Board of Directors;

         o the total fees and expenses paid by the Fund, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that the Funds' total fees and expenses are reasonable);

         o the historical investment performance of the Fund, as compared to the historical investment performance of (a) similar funds managed by other investment advisors, and (b) one or more unmanaged "benchmark" indices for the Fund;

         o information and reports concerning the management and performance of each Fund which were provided to the Board on a regular basis throughout the course of the year;

         o an in-depth review of strategies and performance which the Board performs with respect to each Fund at least annually;

         o with respect to those Funds which had significantly underperformed their peers or benchmarks on a one-year, three-year, or five-year basis, the reasons for such underperformance, the steps taken by the Advisor to improve the performance of such Funds, and the changes in performance of such Funds; and

         o the nature and scope of the investment advisory services that historically have been provided by the Advisor to the Fund, and the ability of the Advisor to continue to provide the same level and quality of investment advisory services to the Fund in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The "similar funds managed by other investment advisors" referred to above were selected by Lipper Inc., an organization which is not affiliated with the Advisor. The information concerning such funds was compiled and provided to the Board of Directors by Lipper Inc.

         The Board of Directors reviewed and approved the Advisory Agreement with respect to U.S. Treasury Money Market Fund on September 16, 2004. In connection with its approval, the Board of Directors reviewed and considered the following factors:

         o the terms of the Advisory Agreement, including the nature and scope of services to be provided by the Advisor to the Fund (which the Board believed are comprehensive in light of the nature of the Fund);

         o the structure and rate of the fees charged to the Fund by the Advisor under the Advisory Agreement, as compared to the advisory fees paid by similar funds managed by other investment advisors (with the Board believing that the Fund's fees are reasonable);

         o the total fees and expenses to be paid by the Fund, taking into account expense limitations, as compared to the total fees and expenses paid by similar funds managed by other investment advisors (with the Board believing that the Fund's estimated total fees and expenses are reasonable);

         o the fact that the Advisor contractually agreed to limit Fund expenses through September 30, 2005;

         o the nature and scope of the investment advisory services anticipated to be provided by the Advisor to the Fund, in light of the experience and qualifications of the Advisor and its personnel, the Advisor's financial condition, and the terms of the Advisory Agreement.

         The Board of Directors was led in its review and deliberations by James
M. Wade, a "disinterested" director of the Funds whom the Board has designated as Fund Review Liaison. The Board was advised and assisted by counsel to the independent directors and fund counsel. On the basis of the Board's review and analysis of the foregoing information, the Board found in the exercise of its business judgment that the terms of the Advisory Agreement are fair and reasonable and in the best interest of shareholders of each Fund. No single factor or group of factors was deemed to be determinative by the Board in making these judgments. Although the Board placed the most weight on the Funds' performance and level of fees, it based its decisions on the totality of the information that it requested and reviewed.

COMPENSATION

         The First American Family of Funds, which includes FAIF, FAF, FASF and FACEF (the portfolios of FAIP were liquidated in August and September of 2004), currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $40,000 ($60,000 in the case of the Chair). The Fund Review Liaison receives an additional annual retainer of $10,000. In addition, directors are paid the following fees for attending Board and committee meetings:

         o $5,000 per day for in-person attendance at Board of Directors meetings ($7,500 per day in the case of the Chair);

         o $2,500 per day for telephonic attendance at Board of Directors meetings ($3,750 in the case of the Chair);

         o $2,500 for in-person attendance at any committee meeting ($3,750 in the case of the committee chair); and

         o $1,250 for telephonic attendance at any committee meeting ($1,875 in the case of the committee chair).

Directors also receive $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated among the funds in the First American Family of Funds on the basis of net assets.

         The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

         Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Secretary, and Michael J. Radmer and Kathleen L. Prudhomme, Assistant Secretaries, of FAIF, FAF, FASF, FAIP and FACEF, were partners during the fiscal year ended September 30, 2004.

         The following table sets forth information concerning aggregate compensation paid to each director of FAF (i) by FAF (column 2), and (ii) by FAIF, FAF, FASF, FAIP and FACEF collectively (column 5) during the fiscal year ended September 30, 2004. All of the directors of FAF are Independent Directors. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal year.


----------------------------------- ------------------ --------------------- -------------------- ----------------------

                                    AGGREGATE          PENSION OR                                 TOTAL COMPENSATION
                                    COMPENSATION       RETIREMENT BENEFITS   ESTIMATED ANNUAL     FROM REGISTRANT AND
                                    FROM               ACCRUED AS PART OF    BENEFITS UPON        FUND COMPLEX PAID TO
NAME OF PERSON, POSITION            REGISTRANT (1)     FUND EXPENSES         RETIREMENT           DIRECTORS (2)
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Benjamin R. Field III, Director         $64,451               -0-                   -0-               $121,250
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Mickey P. Foret, Director                63,122               -0-                   -0-                118,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Roger A. Gibson, Director                58,250               -0-                   -0-                113,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Victoria J. Herget, Director             58,471               -0-                   -0-                110,000
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Leonard W. Kedrowski, Director           71,737               -0-                   -0-                145,625
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Richard K. Riederer, Director            68,438               -0-                   -0-                128,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Joseph D. Strauss, Director              66,112               -0-                   -0-                124,375
----------------------------------- ------------------ --------------------- -------------------- ----------------------
Virginia L. Stringer, Director &        104,318               -0-                   -0-                196,250
Chair
----------------------------------- ------------------ --------------------- -------------------- ----------------------
James M. Wade, Director                  63,122               -0-                   -0-                118,750
----------------------------------- ------------------ --------------------- -------------------- ----------------------


(1) Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors:
Roger A. Gibson, $28,018; and Leonard W. Kedrowski, $71,737.

(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $56,875; and Leonard W. Kedrowski, $145,625.
------------------------------------

                                 CODE OF ETHICS


         First American Funds, Inc., U.S. Bancorp Asset Management, Inc, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.


              INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUNDS

INVESTMENT ADVISOR

         U.S. Bancorp Asset Management, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At September 30, 2004, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $193 billion, consolidated deposits of $116 billion and shareholders' equity of $19.6 billion.

         Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the "Advisory Agreement"), the Funds engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for and to manage the investment of the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund's average daily net assets (before any waivers).

         The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as directors, officers, or employees of FAF if duly elected to such positions by the shareholders or directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds' investment policies, subject to review by the Board of Directors of FAF. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds' distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to FAF's Board of Directors on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds' investments and to discharge its duties as investment advisor of the Funds.

         In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

         The Advisor has contractually agreed to waive fees and reimburse expenses for each of the Funds through November 30, 2005, as set forth in the Funds' Prospectuses. Additionally, the Advisor may, at its option, waive additional fees, or reimburse expenses, with respect to each of the Funds from time to time. Any such additional waiver or reimbursement is voluntary and may be discontinued at any time unless otherwise set forth in the Prospectus. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

         The following table sets forth total advisory fees before waivers and after waivers for the Funds for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004. Information is not presented for U.S. Treasury Money Market Fund, both below and elsewhere in this SAI, because such Fund did not commence operations until October 25, 2004.



                                  FISCAL YEAR ENDED             FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                  SEPTEMBER 30, 2002            SEPTEMBER 30, 2003         SEPTEMBER 30, 2004
                                  ------------------            ------------------         ------------------

                           ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE    ADVISORY FEE   ADVISORY FEE
                          BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS  BEFORE WAIVERS  AFTER WAIVERS
                          --------------  -------------  --------------  -------------  --------------  -------------
Government Obligations Fund  $8,585,347   $7,118,193     $9,711,183      $7,946,409     $3,190,211      $1,508,409
Prime Obligations Fund       63,970,910   58,404,244     54,458,861      49,926,688     16,477,817      13,416,171
Tax Free Obligations Fund     4,708,957    3,878,157      4,536,661       3,662,403      1,485,974         670,761
Treasury Obligations Fund    33,016,698   27,605,671     34,140,087      27,942,371     10,183,651       5,115,657
Treasury Reserve Fund         9,771,030    8,070,728      7,940,282       6,220,166      1,686,836         579,868

-----------------------------------

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

         In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus, the Advisor and/or Quasar Distributors, LLC (the "Distributor") may make additional payments out of its own assets to selected institutions that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other institutions) under the categories described below for the purpose of promoting the sale of fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services. These categories are not mutually exclusive, and a single institution may receive payments under all categories. These payments may create an incentive for an institution or its representatives to recommend or offer shares of the fund or other First American Funds to its customers. These additional payments are made pursuant to agreements with institutions and do not change the price paid by investors for the purchase of a share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the Fund as shown in the "Fund Summaries" section of the prospectus.

         MARKETING SUPPORT PAYMENTS. The Advisor and/or Distributor may make payments to certain institutions that are registered as holders or dealers of record for accounts in one or more of the First American Funds. An institution's marketing support services may include business planning assistance, advertising, educating the institution's personnel about the First American Funds and shareholder financial planning needs, placement on the institution's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the institution. The Advisor and/or Distributor compensates institutions differently depending upon, among other factors, sales and assets levels, redemption rates and the level and/or type of marketing support and educational activities provided by the institution. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

         The payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the funds by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the Advisor and/or Distributor.

         Except as described below, in the case of any one institution, marketing support payments are not expected, with certain limited exceptions, to exceed 0.35% of the average net assets of First American Funds' retail mutual funds attributable to that institution on an annual basis.

         TRANSACTION SUPPORT PAYMENTS. The types of payments that the Advisor and/or Distributor may make under this category include, among others, payment of ticket charges of up to $25 per purchase or exchange order placed by an institution or one time payments for ancillary services such as setting up funds on an institution's mutual fund trading system.

         PROGRAM SERVICING PAYMENTS. The Advisor and/or Distributor may also make payments to certain institutions that sell First American Fund shares through retirement plans and other investment programs to compensate institutions for a variety of services they provide to such programs. An institution may perform program services itself or may arrange with a third party to perform program services. In addition to participant record keeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by the Advisor and/or Distributor for program servicing support to any one institution are not expected, with certain limited exceptions, to exceed 0.25% of the total assets in the program on an annual basis. In addition, the Advisor and/or Distributor may make one-time or annual payments to selected institutions receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of First American Funds on the institution's system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such institution on an annual basis to exceed the amounts set forth above.

         OTHER PAYMENTS. From time to time, the Advisor and/or Distributor, at its expense, may provide additional compensation to institutions that sell or arrange for the sale of shares of the fund(s). Such compensation may include financial assistance to institutions that enable the Advisor and/or Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other institution employees, client and investor events and other institution-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event.

         The Advisor and/or Distributor routinely sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Advisor and/or Distributor.

         Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. The Advisor and/or Distributor makes payments for events it deems appropriate, subject to its internal guidelines and applicable law. You can ask your institution for information about any payments it receives from the Advisor and/or Distributor and the services it provides for those payments.

         In addition to payments to institutions described above, the Advisor and/or Distributor, at the direction of a retirement plan's sponsor, may reimburse or pay direct expenses of the plan that would otherwise be payable by the plan.

         Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

ADMINISTRATOR

         U.S. Bancorp Asset Management, Inc. ("USBAM") and U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202 (collectively the "Administrators"), serve as co-administrators pursuant to a Co-Administration Agreement between the Administrators and the Funds, dated as of October 1, 2001 ("Co-Administration Agreement"). USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators provide, or compensate others to provide, services to the Funds. These services include various oversight and legal services, accounting services, dividend disbursing services and shareholder services. Pursuant to the Co-Administration Agreement, USBFS will also serve as each Fund's transfer agent. The Funds pay the Administrators fees which are calculated daily and paid monthly, equal to each Fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.135% on the next $17 billion of aggregate average daily assets, 0.12% on the next $25 billion of aggregate average daily assets, and 0.10% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $50 billion. (For the purposes of this Agreement, the First American fund family includes all series of FAF, FASF and FAIF. FAIP also was included in the First American fund family prior to liquidation of FAIP's portfolios.) In addition, the Funds pay annual fees of $18,500 per CUSIP, shareholder account maintenance fees of $9 to $15 per account (except with respect to a Fund's Piper Jaffray shares), closed account fees of $3.50 per account, and Individual Retirement Account fees of $15 per account.

         The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrators for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004:


                                             FISCAL YEAR ENDED          FISCAL YEAR ENDED         FISCAL YEAR ENDED
                                            SEPTEMBER 30, 2002         SEPTEMBER 30, 2003        SEPTEMBER 30, 2004
                                            ------------------         ------------------        ------------------
Government Obligations Fund                    $  2,941,090             $  4,177,089              $  4,141,566
Prime Obligations Fund                           21,526,137               25,093,209                20,989,263
Tax Free Obligations Fund                         1,728,109                2,033,861                 1,940,403
Treasury Obligations Fund                        12,035,207               14,725,456                13,228,234
Treasury Reserve Fund                             3,286,775                3,226,774                 2,172,134


         Effective August 1, 2003, FAF entered into a Shareholder Service Plan and Agreement with USBAM, under which USBAM agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y and Piper Jaffray shares, and shareholders of Treasury Reserve Fund. USBAM has agreed that the services provided pursuant to the Shareholder Service Plan and Agreement will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y and Piper Jaffray shares, and the shares of Treasury Reserve Fund, and a fee at an annual rate of 0.20% of the average net asset value of the Class I shares, computed daily and paid monthly. During the fiscal years ended September 30, 2003 and September 30, 2004, the Funds paid to USBAM shareholder servicing fees in the following amounts:

     FISCAL YEAR ENDED SEPTEMBER 30, 2003

                                CLASS A     CLASS D      CLASS I      CLASS Y   PIPER JAFFRAY
                               -------      -------      -------      -------   -------------
Government Obligations      $   29,114   $  370,483          N/A   $  698,344   $  210,894
Fund
Prime Obligations Fund          49,342      320,223   $  473,306    2,923,535    2,059,762
Tax Free Obligations Fund       54,113        9,023          N/A      398,146      157,685
Treasury Obligations Fund      576,320    2,409,569          N/A    1,621,105      193,203
Treasury Reserve Fund          973,231          N/A          N/A          N/A          N/A


     FISCAL YEAR ENDED SEPTEMBER 30, 2004

                                CLASS A     CLASS D       CLASS I       CLASS Y   PIPER JAFFRAY
                               -------      -------       -------       -------   -------------
Government Obligations      $   368,855   $ 2,024,219           N/A   $ 4,212,629   $   897,479
Fund
Prime Obligations Fund        2,972,256     1,899,622   $ 3,076,046    14,685,630     8,942,525
Tax Free Obligations Fund       395,504        50,301           N/A     2,260,004       649,086
Treasury Obligations Fund     3,083,227    13,260,610           N/A     8,633,259       234,885
Treasury Reserve Fund         4,217,089           N/A           N/A           N/A           N/A


         Prior to August 1, 2003, the Distributor performed services with respect to the Class A shares (formerly Class S shares), pursuant to a Shareholder Service Plan and Agreement, that were similar to the shareholder services now performed by the Administrator. The following table sets forth the total shareholder servicing fees, after waivers, paid by Class A shares of the Funds for the fiscal years/periods ended September 30, 2002 and July 31, 2003:


                                                                     CLASS A SHARES
                                                               SHAREHOLDER SERVICING FEES
                                                               --------------------------
                                                                                         PERIOD FROM
                                                       FISCAL YEAR ENDED              OCTOBER 1, 2002 TO
                                                      SEPTEMBER 30, 2002                 JULY 31, 2003
                                                      ------------------                 -------------
Government Obligations Fund                               $   259,791                    $  167,790
Prime Obligations Fund                                         54,936                        96,714
Tax Free Obligations Fund                                     723,003                       402,570
Treasury Obligations Fund                                   4,666,349                     2,993,331
Treasury Reserve Fund                                               *                             *


* Fund did not offer this share class during the period indicated.

DISTRIBUTOR

         Quasar Distributors, LLC ("Quasar" or the "Distributor") serves as the distributor for the Funds' shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the "Distribution Agreements." The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

         Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

         Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

         U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is a Participating Institution. The Advisor pays USBI up to 0.25% of the portion of each Fund's average daily net assets attributable to Class Y shares for which USBI is responsible, in connection with USBI's provision of shareholder support services. Such amounts paid to USBI by the Advisor will not affect any agreement by the Advisor to limit expenses of each Fund.

         Under the Distribution Agreements, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A, Class B, Class C, Class D and Piper Jaffray shares, and shares of Treasury Reserve Fund. The Distributor also receives contingent deferred sales charges received upon redemptions of Class B and Class C shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class Y, and Class Z shares.

         The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAF and by the vote of the majority of those Board members of FAF who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF's Rule 12b-1 Plans of Distribution or in any agreement related to such plans.

         Quasar received the following compensation from each Fund listed below during the Fund's most recent fiscal year ended September 30, 2004.


                                                            COMPENSATION ON
                                     NET UNDERWRITING AND   REDEMPTIONS AND         BROKERAGE
                                     COMMISSIONS DISCOUNTS    REPURCHASES          COMMISSIONS      OTHER COMPENSATION
                                     ---------------------  ---------------        -----------      ------------------
Government Obligations Fund                 None                 None                 None            $  1,767,690
Prime Obligations Fund                      None                 None                 None               5,876,619
Tax Free Obligations Fund                   None                 None                 None                 569,989
Treasury Obligations Fund                   None                 None                 None              11,189,446
Treasury Reserve Fund                       None                 None                 None               8,426,806


         FAF has also adopted Plans of Distribution with respect to the Class A, Class B, Class C, Class D and Piper Jaffray shares of the Funds and the Treasury Reserve Fund pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to fund shareholders.

         The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.

         The Class B shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

         The Class C shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C shares. This fee is calculated and paid each month based on average daily net assets of the Class C shares. The Class C shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.

         The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of 0.15% of each Fund's Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.

         The Piper Jaffray shares pay to the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Piper Jaffray shares. The fee may be used by the Distributor to compensate Piper Jaffray & Co. for providing distribution-related services with respect to the Piper Jaffray shares. This fee is calculated and paid each month based on average daily net assets of the Piper Jaffray shares.

         The Treasury Reserve Fund pays a distribution fee to the Distributor monthly at the annual rate of 0.50% of the Fund's average daily net assets. The Distributor uses the fee to pay commissions to institutions that sell Treasury Reserve Fund shares. This fee is calculated and paid each month based on average daily net assets of Treasury Reserve Fund shares for that month.

         The Class B and C Plans authorize the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C shares, respectively, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class B, Class C, Class D and Piper Jaffray shares of the Funds and the Treasury Reserve Fund. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

         The following tables set forth the total Rule 12b-1 fees, after waivers, paid to Quasar by each of the Funds listed below, by share class, for the fiscal years ended September 30, 2002, September 30, 2003 and September 30, 2004:


                                                      FISCAL YEAR ENDED SEPTEMBER 30, 2002
                                                      ------------------------------------
                                      PIPER JAFFRAY            CLASS B               CLASS C              CLASS D
                                      -------------            -------               -------              -------
Government Obligations Fund           $  1,354,669                  *                      *               $  867,669
Prime Obligations Fund                  14,612,148             $ 77,980              $  23,316              1,163,042
Tax Free Obligations Fund                1,202,948                  *                      *                   35,057
Treasury Obligations Fund                  424,243                  *                      *                6,288,410
Treasury Reserve Fund                   13,958,615                  *                      *                     *


                                                      FISCAL YEAR ENDED SEPTEMBER 30, 2003
                                                      ------------------------------------
                                        CLASS A          CLASS B          CLASS C          CLASS D       PIPER JAFFRAY
                                        -------          -------          -------          -------       -------------
Government Obligations Funds          $   29,114            *                *          $1,174,266        $ 1,328,590
Prime Obligations Fund                    49,342         $95,450          $72,716        1,174,723         12,493,168
Tax Free Obligations Fund                 54,123            *                *              33,132            996,041
Treasury Obligations Fund                576,320            *                *           8,008,662            929,632
Treasury Reserve Fund                 12,483,058            *                *                *                  *








                                                      FISCAL YEAR ENDED SEPTEMBER 30, 2004
                                                      ------------------------------------
                                        CLASS A           CLASS B          CLASS C          CLASS D       PIPER JAFFRAY
                                        -------           -------          -------          -------       -------------
Government Obligations Funds           $ 368,855             *                *         $ 1,214,532          $ 897,479
Prime Obligations Fund                 2,972,256         $ 67,174         $ 73,501        1,139,773          8,942,525
Tax Free Obligations Fund                395,504             *                *              30,181            649,086
Treasury Obligations Fund              3,083,227             *                *           7,956,366            234,885
Treasury Reserve Fund                  8,434,178             *                *                *                  *

------------------------------------

* The Fund did not offer this class of shares during the period indicated.

CUSTODIAN AND AUDITORS

         CUSTODIAN. U.S. Bank (the "Custodian") acts as custodian of the Funds' assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association ("First Trust") and the Funds. First Trust's rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds' order. The Custodian is granted a lien for unpaid compensation upon any cash or securities held by it for the Funds.

         AUDITORS. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds' independent registered public accounting firm, providing audit services, including audits of the annual financial statements and assistance and consultation in connection with SEC filings.


                      PROXY VOTING POLICIES AND PROCEDURES

GENERAL PRINCIPLES

         The Advisor has been delegated the authority to vote proxies with respect to the investments held in the Funds. It is the Advisor's duty to vote proxies in the best interests of all of its clients, including the Funds, in a timely and responsive manner. In voting proxies, the Advisor also seeks to maximize total investment return for the Funds.

         The Advisor's Investment Policy Committee is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1) approving the proxy voting policies and procedures, (2) for overseeing the proxy voting process, and (3) for reviewing the proxy voting record on a regular basis.

POLICIES AND PROCEDURES

         Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of the Funds, has approved and adopted the proxy voting policies of ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth the Advisor's positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is included below, under "ISS Proxy Voting Guidelines Summary." These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, the Advisor maintains the fiduciary responsibility for all proxy voting decisions. In extraordinary situations, the Investment Policy Committee may decide to override a standard policy position for a particular vote, depending on the specific factual circumstances.

         Procedures. Responsibility for certain administrative aspects of proxy voting rests with the Advisor's Proxy Voting Administration Committee, which reports to the Investment Policy Committee. The Proxy Voting Administration Committee also supervises the relationship with the two outside firms that assist with the process, ISS and ADP Financial Services. These firms apprise the Advisor of shareholder meeting dates, forward proxy voting materials, provide the Advisor with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as the Advisor's proxy voting record keeper and generates reports on how proxies were voted.

         Conflicts of Interest. As an affiliate of U.S. Bancorp, currently the eighth largest financial services holding company in the United States, the Advisor recognizes that there are numerous situations wherein it may have a theoretical or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S. Bancorp enterprise and its employees that could give rise to conflicts of interest.

         Although the Advisor strongly believes that, regardless of such real or theoretical conflicts of interest, it would always vote proxies in the best interests of the Funds and its other clients, by adopting ISS's policies and generally deferring to ISS's recommendations, the Advisor believes the risk related to conflicts will be minimized.

         To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the theoretical and actual conflicts of interest the proxy voting service may face.

         In the event an extraordinary situation arises in which (1) the Investment Policy Committee determines it is necessary in the Funds' best interests to override a standard policy or (2) it is determined that ISS faces a material conflict of interest with respect to a specific vote, the Investment Policy Committee will direct ISS how to vote. Before doing so, however, the Proxy Voting Administration Committee will confirm that the Advisor and the Investment Policy Committee face no material conflicts of the nature discussed above.

         If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

         o obtaining instructions from the affected clients (e.g., the Funds) on how to vote the proxy;
         o disclosing the conflict to the affected clients (e.g., the Funds) and seeking their consent to permit the Advisor to vote the proxy;
         o        voting in proportion to the other shareholders;
         o recusing an Investment Policy Committee member from all discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or
         o following the recommendation of a different independent third party.

         In addition to all of the above, members of the Investment Policy Committee and the Proxy Voting Administration Committee must notify the Advisor's Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how the Advisor should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the Advisor's Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of the Funds.

REVIEW AND REPORTS

         On a calendar quarterly basis, the Proxy Voting Administration Committee will review the proxy voting record to assess a number of matters, including the following:

         o        whether proxy statements were timely forwarded to ISS;
         o        whether proxy votes were cast on a timely basis;
         o        whether proxy votes were cast consistent with the policies;
                  and
         o where the guidelines were overridden, whether such vote was communicated to ISS in a timely manner and voted consistent with the communication.

         The Proxy Voting Administration Committee will prepare a report on this review for submission to the Investment Policy Committee. Such report will also review all identified conflicts and how they were addressed during the quarter.

         The Investment Policy Committee, on a calendar quarterly basis, will review the report of the Proxy Voting Administration Committee, as well as ISS's proxy voting policies and conflict of interest policies. The purpose of this review is to ensure that the Advisor is voting proxies in a timely and responsive manner in the best interests of the Funds. Such review will also be reported to the independent Board of Directors of the Funds.

         The actual proxy voting records of the Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov.

ISS PROXY VOTING GUIDELINES SUMMARY

         The following is a concise summary of ISS's proxy voting policy guidelines.

1.       AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

         o an auditor has a financial interest in or association with the company, and is therefore not independent,
         o        fees for non-audit services are excessive, or
         o there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.       BOARD OF DIRECTORS

Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
         o        independence of the board and key board committees,
         o        attendance at board meetings,
         o        corporate governance provisions and takeover activity,
         o        long-term company performance,
         o        responsiveness to shareholder proposals,
         o        any egregious board actions, and
         o any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.       SHAREHOLDER RIGHTS

Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.       PROXY CONTESTS

Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       CAPITAL STRUCTURE

Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
         o it is intended for financing purposes with minimal or no dilution to current shareholders, and
         o it is not designed to preserve the voting power of an insider or significant shareholder.

9.       EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

         o        Historic trading patterns
         o        Rationale for the repricing
         o        Value-for-value exchange
         o        Option vesting
         o        Term of the option
         o        Exercise price
         o        Participation

Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:
         o        purchase price is at least 85 percent of fair market value
         o        offering period is 27 months or less; and
         o        potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions apply.

Shareholder Proposals on Compensation
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.      SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


                             PORTFOLIO TRANSACTIONS


         As the Funds' portfolios are exclusively composed of debt, rather than equity securities, most of the Funds' portfolio transactions are effected with dealers without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting such portfolio transactions on behalf of the Funds, the Advisor seeks the most favorable net price consistent with the best execution. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Advisor to accept a particular price for a security because the price offered by the dealer meets guidelines for profit, yield, or both. The Funds may authorize the Advisor to place brokerage orders with some brokers who help distribute the Funds' shares, if the Advisor reasonably believes that transaction quality and commissions, if any, are comparable to that available from other qualified brokers.

         Decisions with respect to placement of the Funds' portfolio transactions are made by the Advisor. The primary consideration in making these decisions is efficiency in executing orders and obtaining the most favorable net prices for the Funds. Most Fund transactions are with the issuer or with major dealers acting for their own account and not as brokers. When consistent with these objectives, business may be placed with broker-dealers who furnish investment research services to the Advisor. Such research services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts.

         The research services may allow the Advisor to supplement its own investment research activities and enable the Advisor to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions.

         The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Advisor, except as noted below. The Advisor may, from time to time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with research services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to the Funds.

         No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with its Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliate broker-dealer normally gives to others.

         When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions will produce better executions for each client.

         During the fiscal year ended September 30, 2004, the Funds paid no brokerage commissions to affiliated brokers. At September 30, 2004, Prime Obligations Fund held securities of broker-dealers which are deemed to be "regular brokers or dealers" of the Funds under the 1940 Act (or of such broker-dealers' parent companies) in the following amounts:



        Citicorp (commercial paper)                               $  319,707,000
        Goldman Sachs (commercial paper)                             250,000,000
        UBS Warburg (commercial paper)                               128,719,000
        Bank of America (notes)                                      200,000,000
        Bear Stearns (notes)                                         400,000,000
        Goldman Sachs (notes)                                        177,000,000
        Morgan Stanley (notes)                                       445,000,000
        CS First Boston (Yankee certificate of deposit)              399,943,000



                                  CAPITAL STOCK

         Each share of the Funds' $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

         Each share of the Funds has one vote. On some issues, such as the election of directors, all shares of all FAF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

         The Bylaws of FAF provide that annual shareholders' meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

         As of November 1, 2004, the directors and officers of FAF as a group owned less than one percent of each Fund's outstanding shares and the Funds were aware that the following persons owned of record five percent or more of the outstanding shares of each class of stock of the Funds:







                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
TAX FREE OBLIGATIONS FUND

BAND & CO                                   36.01%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
U.S. BANK NA                                25.32%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

FBS INVESTMENT SERVICES INC                 19.03%
FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN MONEY MARKET UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

KINZE MFG INC                               14.57%
ATTN MARK STAUFFER
PO BOX 806
WILLIAMSBURG IA 52361-0806

BAND & CO                                                                 100.00%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                      83.33%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                                    7.87%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                       6.15%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                78.80%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BEAR STEARNS SECURITIES CORP                                                                             13.98%
FBO A CLIENT
ATTN:  DENISE DILORENZO-SIEGEL
ONE METROTECH CENTER N
BROOKLYN NY 11201-3870

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
J07N05 ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

PRIME OBLIGATIONS FUND

BAND & CO                                   38.45%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
U.S. BANK NA                                26.64%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

FBS INVESTMENT SERVICES INC                 23.56%
FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS
ATTN MONEY MARKET UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

BAND & CO                                    5.66%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY FOR THE BENEFIT                         13.42%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

FIRST CLEARING, LLC                                    5.44%
EVELYN ZIMMERMAN REVOCABLE
LIVING TRUST
811 GREENSHIRE COURT
LONGWOOD FL 32779-2255

BAND & CO                                                       40.79%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY FOR THE BENEFIT                                   15.38%
OF ITS CLIENTS
ATTN JAMI PODHRADSKY
1075 BAKER BLDG
706 SECOND AVE S
MINNEAPOLIS MN 55402-3003

WELLS FARGO INVESTMENTS LLC                                     10.60%
608 SECOND AVENUE SOUTH 8TH FL
MINNEAPOLIS MN 55402-1916

BAND & CO                                                                 99.02%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                            58.37%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                            37.60%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
BAND & CO                                                                                      49.88%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                                   25.78%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO
C/O US BANK                                                                                    11.37%
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY                                                                                   9.65%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN JOHN BAUER
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                                58.03%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                34.66%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

TREASURY OBLIGATIONS

BAND & CO                                   53.87%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                   44.54%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                 99.55%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                      48.26%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
BAND & CO                                                                                      29.26%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                                                                   15.64%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                                59.64%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                34.17%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

WORLDPORT COMMUNICATIONS INC                                                                              6.20%
ATTN JOHATHAN Y HICKS
2626 WARRENVILLE RD STE 400
DOWNERS GROVE IL 60515-5766

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

GOVERNMENT OBLIGATIONS

BAND & CO                                   38.59%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                   36.51%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

U.S. BANK NA                                18.94%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                 99.92%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                      45.26%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
U.S. BANK NA                                                                                   27.82%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                                                                      22.42%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO
C/O US BANK                                                                                              90.31%
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

BAND & CO                                                                                                 9.69%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

PIPER JAFFRAY INC                                                                                                 100.00%
SPECIAL CUSTODY ACCT FOR THE
EXCLUSIVE BENEFIT OF CUSTOMERS
ATTN JOHN BAUER
601 2ND AVE S
MINNEAPOLIS MN 55402-4303

TREASURY RESERVE

U.S. BANK NA                                56.59%
ATTN TINA EUMURIAN
800 NICOLET AVE BC-MN-HI8U
MINNEAPOLIS MN 55402

BAND & CO                                   25.32%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FBS INVESTMENT SERVICES INC                 17.68%
FOR THE EXCLUSIVE BENEFIT OF ITS
CUSTOMERS
ATTN MONEY MARKET FUNDS UNIT R/R
800 NICOLLET MALL STE 800
MINNEAPOLIS MN 55402-7020

U.S. TREASURY MONEY MARKET

FIRST AMERICAN FUNDS                       100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

FIRST AMERICAN FUNDS                                                      100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000

BAND & CO                                                                                      77.23%
C/O US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

                                            CLASS A   CLASS B   CLASS C   CLASS D    CLASS I   CLASS Y   CLASS Z  PIPER
                                                                                                                  JAFFRAY
------------------------------------------- --------- --------- --------- ---------- --------- --------- -------- ---------
BAND & CO                                                                                      22.77%
C/O  US BANK
ATTN ACM DEPT
PO BOX 1787
MILWAUKEE WI  53201-1787

FIRST AMERICAN FUNDS                                                                                     100.00%
ATTN MIKE BUTALA BC-MN-H05U
800 NICOLLET MALL
MINNEAPOLIS MN 55402-7000


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The public offering price of the shares of a Fund generally equals the Fund's net asset value. The net asset value per share of each Fund is calculated on each day the New York Stock Exchange ("NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. The Funds will accept purchase and sale orders, even if the NYSE is closed, on those days on which Federal reserve banks are open, the primary trading markets for the Funds' portfolio instruments are open, and the Funds' management believes there is adequate liquidity to meet redemption requests and/or an adequate market to meet purchase requests. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Funds' net asset value per share may be affected on days when investors may not purchase or redeem shares. On September 30, 2004, the net asset value per share for the Funds was calculated as set forth below.


                              Net Assets     /     Shares      =    Net Asset
                             (In Dollars)       Outstanding      Value Per Share
                                                                  (In Dollars)
GOVERNMENT OBLIGATIONS FUND
     Class A                  $  144,763,394      144,694,272        $1.00
     Class D                     834,111,935      834,125,054         1.00
     Class Y                   1,702,220,292    1,702,316,737         1.00
     Class Z                     424,941,316      424,941,096         1.00
     Piper Jaffray               296,432,007      296,498,892         1.00

PRIME OBLIGATIONS FUND
     Class A                  $1,296,169,344    1,296,204,892        $1.00
     Class B                      15,375,765       15,380,111         1.00
     Class C                      19,348,988       19,349,021         1.00
     Class D                     712,726,911      712,731,919         1.00
     Class I                   1,647,456,056    1,647,490,895         1.00
     Class Y                   5,309,430,454    5,309,336,105         1.00
     Class Z                   3,377,543,181    3,377,540,325         1.00
     Piper Jaffray             3,102,041,136    3,102,028,795         1.00

TAX FREE OBLIGATIONS FUND
     Class A                  $  159,531,102      159,558,976        $1.00
     Class D                      14,134,616       14,134,177         1.00
     Class Y                     768,268,758      768,240,731         1.00
     Class Z                     485,135,008      485,129,348         1.00
     Piper Jaffray               208,474,904      208,484,571         1.00

TREASURY OBLIGATIONS FUND
     Class A                  $1,197,324,753    1,197,300,445        $1.00
     Class D                   4,898,189,392    4,898,239,800         1.00
     Class Y                   2,838,252,745    2,838,283,311         1.00
     Class Z                     166,347,222      166,347,222         1.00
     Piper Jaffray                31,624,583       31,624,267         1.00

TREASURY RESERVE FUND         $1,227,096,735    1,227,121,101        $1.00

                        VALUATION OF PORTFOLIO SECURITIES


         The Funds' portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Funds' portfolio instruments based upon their amortized cost and the concomitant maintenance of the Funds' per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, under which the Funds must adhere to certain conditions. The Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less from the date of purchase, and invest only in securities determined by the Board of Directors to present minimal credit risks and which are of high quality as determined by major rating services, or, in the case of any instrument which is not so rated, which are of comparable quality as determined by the Board of Directors. The maturities of variable rate demand instruments held in the Funds' portfolio will be deemed to be the longer of the demand period, or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. It is the normal practice of the Funds to hold portfolio securities to maturity and realize par therefor unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board of Directors must establish procedures designed to stabilize, to the extent reasonably possible, the Funds' price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of the Funds to maintain a per share net asset value of $1.00. Such procedures will include review of the Funds' portfolio holdings by the Directors at such intervals as they may deem appropriate, to determine whether the Funds' net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board of Directors determines that such a deviation exists, they will take such corrective action as they regard as necessary and appropriate, such as selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing a net asset value per share by using available market quotations.


                                      TAXES

         Each Fund intends to elect each year to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

         Each Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently, if necessary in order to maintain the Funds' net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

         Under the Code, each Fund is required to withhold 30% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that the social security number or taxpayer identification number supplied by them is correct and that they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

         Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as Tax Free Obligations Fund, will not be deductible by a shareholder in proportion to the ratio of exempt-interest dividends to all dividends other than those treated as long-term capital gains. Indebtedness may be allocated to shares of Tax Free Obligations Fund even though not directly traceable to the purchase of such shares. Federal tax law also restricts the deductibility of other expenses allocable to shares of Tax Free Obligations Fund.

         For shareholders who are or may become recipients of Social Security benefits, exempt-interest dividends are includable in computing "modified adjusted gross income" for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income. The maximum amount of Social Security benefits includable in gross income is 85%.

         The Code imposes requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax-exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for certain tax-exempt securities. Tax Free Obligations Fund cannot predict what additional legislation may be enacted that may affect shareholders. The Fund will avoid investment in such tax-exempt securities which, in the opinion of the Advisor, pose a material risk of the loss of tax exemption. Further, if such tax-exempt security in the Fund's portfolio loses its exempt status, the Fund will make every effort to dispose of such investment on terms that are not detrimental to the Fund.


             ADDITIONAL INFORMATION ABOUT BUYING AND SELLING SHARES

ADDITIONAL CHARGES

         Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this Statement of Additional Information. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.


SELLING SHARES BY TELEPHONE

         A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer.

         Shareholders who did not purchase their shares through a financial institution may redeem Fund shares by telephoning (800) 677-FUND. At the shareholder's request, redemption proceeds will be paid by check and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than seven days after the request. Wire instructions must be previously established in the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time a Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

         In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.

SELLING SHARES BY MAIL

         Shareholders may redeem Fund shares by sending a written request to their investment professional, their financial institution, or the Funds. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Funds, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven business days, after receipt of a proper written redemption request.

         Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Funds, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

         * a trust company or commercial bank, the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

         * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or the National Association of Securities Dealers;

         * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

         * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

         The Funds do not accept signatures guaranteed by a notary public.

         The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.

SELLING SHARES BY CHECKING ACCOUNT - CLASS A SHARES ONLY

         At the shareholder's request, the Transfer Agent will establish a checking account for redeeming Fund shares. With a Fund checking account, shares may be redeemed simply by writing a check for $100 or more. The redemption will be made at the net asset value on the date that the Transfer Agent presents the check to a Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank. Checks should never be sent to the Transfer Agent to redeem shares. Copies of canceled checks are available upon request. A fee is charged for this service. For further information, contact the Funds.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

         When shares are purchased by check or with funds transferred through the Automated Clearing House, the proceeds of redemption of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to 15 calendar days from the purchase date.


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



                               SHORT-TERM RATINGS


         The Funds' investments are limited to securities that, at the time of acquisition, are "Eligible Securities." Eligible Securities include securities that are rated by two nationally recognized statistical rating organizations in one of the two highest categories for short-tem debt obligations, such as A-1 or A-2 by Standard & Poor's, or Prime-1 or Prime-2 by Moody's, and unrated securities of comparable quality.

STANDARD & POOR'S

         A-1. A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         A-2. A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

MOODY'S

         Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


                              FINANCIAL STATEMENTS

         The financial statements of FAF included in its Annual Report to shareholders for the fiscal year ended September 30, 2004 are incorporated herein by reference.


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